INVESTMENTS IN REAL ESTATE SECURITIES - CHANGES IN ACCRETABLE YIELDS (Details 4) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Changes In Accretable Yields Details 4
Balance, beginning	$ 90,077
Additions	87,756	80,636
Accretion	(14,797)	(3,195)
Reclassifications from non-accretable difference	38,662	12,636
Disposals	(18,672)
Balance, ending	$ 183,026	$ 90,077